T. ROWE PRICE Global Real Estate Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 5.0%
Common Stocks 5.0%
Goodman Group  91,083 2,007
Scentre Group  773,941 1,709
Total Australia (Cost
$2,110
)
3,716
BELGIUM 2.4%
Common Stocks 2.4%
Shurgard Self Storage  24,851 1,108
Warehouses De Pauw  24,160 689
Total Belgium (Cost
$1,578
)
1,797
CANADA 3.0%
Common Stocks 3.0%
Boardwalk Real Estate Investment Trust  12,198 703
Canadian Apartment Properties REIT  15,375 528
Granite Real Estate Investment Trust  8,509 486
StorageVault Canada  136,644 520
Total Canada (Cost
$2,136
)
2,237
FRANCE 1.0%
Common Stocks 1.0%
Gecina  7,687 785
Total France (Cost
$749
)
785
GERMANY 2.0%
Common Stocks 2.0%
LEG Immobilien (1) 17,777 1,527
Total Germany (Cost
$1,247
)
1,527
HONG KONG 3.4%
Common Stocks 3.4%
Kerry Properties  163,000 299
Sun Hung Kai Properties  146,500 1,415
Wharf Real Estate Investment  255,000 830
Total Hong Kong (Cost
$3,202
)
2,544

T. ROWE PRICE Global Real Estate Fund

Shares $ Value
(Cost and value in $000s)
INDIA 0.6%
Common Stocks 0.6%
Nexus Select Trust  268,802 413
Total India (Cost
$335
)
413
JAPAN 10.8%
Common Stocks 10.8%
Comforia Residential REIT  335 720
Industrial & Infrastructure Fund Investment  77 69
Invincible Investment  2,682 1,205
Katitas  26,100 345
Kyoritsu Maintenance  13,600 315
Mitsubishi Estate  72,500 1,334
Mitsui Fudosan  293,400 3,193
Mitsui Fudosan Logistics Park  276 822
Tokyu REIT  22 23
Total Japan (Cost
$6,361
)
8,026
SINGAPORE 2.9%
Common Stocks 2.9%
CapitaLand Integrated Commercial Trust  792,200 1,161
Digital Core REIT Management (USD)  442,800 266
Mapletree Industrial Trust  407,200 706
Total Singapore (Cost
$2,062
)
2,133
SPAIN 0.6%
Common Stocks 0.6%
Cellnex Telecom  13,440 476
Total Spain (Cost
$511
)
476
THAILAND 0.3%
Common Stocks 0.3%
WHA Corp.  1,565,900 204
Total Thailand (Cost
$209
)
204

T. ROWE PRICE Global Real Estate Fund

Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 5.8%
Common Stocks 5.8%
Big Yellow Group  44,152 592
Derwent London  27,805 762
InterContinental Hotels Group  3,262 339
Persimmon  49,236 816
Segro  118,621 1,353
UNITE Group  36,566 452
Total United Kingdom (Cost
$3,920
)
4,314
UNITED STATES 60.4%
Common Stocks 60.4%
Acadia Realty Trust, REIT (2) 61,238 1,042
Alexandria Real Estate Equities, REIT  2,207 284
American Homes 4 Rent, Class A, REIT  43,792 1,611
American Tower, REIT (2) 3,274 647
Apple Hospitality REIT, REIT  35,657 584
AvalonBay Communities, REIT  12,489 2,317
Camden Property Trust, REIT  2,697 265
CubeSmart, REIT  25,843 1,169
Douglas Emmett, REIT (2) 15,942 221
Equinix, REIT  5,722 4,723
Equity LifeStyle Properties, REIT  18,496 1,191
Equity Residential, REIT  32,675 2,062
Essex Property Trust, REIT  7,437 1,821
Extra Space Storage, REIT (2) 2,691 396
Gaming & Leisure Properties, REIT  33,349 1,536
Hilton Worldwide Holdings  3,932 839
Host Hotels & Resorts, REIT  31,465 651
Kilroy Realty, REIT  18,161 662
Marriott International, Class A  2,212 558
Prologis, REIT  45,550 5,931
Public Storage, REIT  9,148 2,653
Regency Centers, REIT  31,102 1,884
Rexford Industrial Realty, REIT  31,787 1,599
Simon Property Group, REIT  20,623 3,227
Sun Communities, REIT  10,664 1,371
Terreno Realty, REIT  17,574 1,167
Ventas, REIT  40,248 1,752
Welltower, REIT (2) 29,926 2,796
Total United States (Cost
$31,234
)
44,959

T. ROWE PRICE Global Real Estate Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 5.39% (3)(4) 587,704 588
Total Short-Term Investments (Cost $588) 588
SECURITIES LENDING COLLATERAL 3.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 3.4%
Money Market Funds 3.4%
T. Rowe Price Government Reserve Fund, 5.39% (3)(4) 2,517,813 2,518
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 2,518
Total Securities Lending Collateral (Cost $2,518) 2,518
Total Investments in Securities 102.4%
(Cost $58,760) $ 76,237
Other Assets Less Liabilities (2.4)% (1,781)
Net Assets 100.0% $ 74,456
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2024.
(3) Seven-day yield
(4) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Global Real Estate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 8++
Totals $ —# $ — $ 8+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 2,412  ¤  ¤ $ 3,106
Total $ 3,106^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $8 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,106.

T. ROWE PRICE Global Real Estate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Real Estate Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Global Real Estate Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Global Real Estate Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 44,959 $ 28,172 $ — $ 73,131
Short-Term Investments 588 — — 588
Securities Lending Collateral 2,518 — — 2,518
Total $ 48,065 $ 28,172 $ — $ 76,237

T. ROWE PRICE Global Real Estate Fund

reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F173-054Q1 03/24